The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes: (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Taxes [Abstract]
Net income before income taxes		$ 11,940	$ (467)	$ 12,459	$ (13,743)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(4,060)	159	(4,236)	4,672
· Different jurisdictional tax rates for companies abroad		(93)	440	(70)	(295)
Brazilian Income Taxes	[1]	6	(236)	(199)	(495)
· Tax loss carryforwards (unrecognized tax losses)		9	(231)	(21)	(206)
Non Taxable Income	[2]	195	(22)	234	(52)
· Expenses with post-employment medical benefits		(46)	(94)	(90)	(188)
· Results of equity-accounted investments in Brazil and abroad		205	18	279	(102)
· Others			(3)		(3)
Income taxes		(3,784)	31	(4,103)	3,331
Deferred income taxes		(3,683)	144	(3,883)	3,614
Current income taxes		$ (101)	$ (113)	$ (220)	$ (283)
Effective tax rate of income taxes		(0.32%)	(0.07%)	(0.33%)	(0.24%)

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
[2]	It includes provisions for legal proceedings.